COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Commitments And Contingencies Details Narrative
Total rent expense related to operating leases	$ 55,640
Remaining lease payments		$ 42,687